INCOME TAXES - 10Q (Details)	6 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013 BRAZIL [Member] USD ($)	Jun. 30, 2013 BRAZIL [Member] BRL	Dec. 31, 2012 BRAZIL [Member] USD ($)	Dec. 31, 2012 BRAZIL [Member] BRL	Jun. 30, 2013 UNITED STATES [Member]	Dec. 31, 2012 UNITED STATES [Member]	Jun. 30, 2013 Tax on Minimum Presumed Income (TOMPI) [Member] ARGENTINA [Member]	Dec. 31, 2012 Tax on Minimum Presumed Income (TOMPI) [Member] ARGENTINA [Member]	Jun. 30, 2013 Surtax [Member] BRAZIL [Member]	Dec. 31, 2012 Surtax [Member] BRAZIL [Member]	Jun. 30, 2013 Social Contribution [Member] BRAZIL [Member]	Dec. 31, 2012 Social Contribution [Member] BRAZIL [Member]
Taxes [Line Items]
Income tax rate (in hundredths)	15.00%	15.00%	15.00%	15.00%	4.00%	4.00%	1.00%	1.00%	10.00%	10.00%	9.00%	9.00%
Period tax may be imposed							10 years	10 years
Threshold amount for additional taxes	$ 108,000	240,000	$ 117,000	240,000
Percentage of gross shipping income subject to income tax (in hundredths)					50.00%	50.00%